Expense Example - Putnam VT Government Money Market Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	133
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	472
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 780